INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
The provision for income tax was as follows:

Expense (recovery)	2018	2017	2016
Current corporate income tax – North America	$312	$(145)	$(377)
Current corporate income tax – North Sea	28	57	(74)
Current corporate income tax – Offshore Africa	54	45	22
Current PRT (1) – North Sea	(29)	(132)	(198)
Other taxes	9	11	9
Current income tax	374	(164)	(618)
Deferred corporate income tax	540	586	(106)
Deferred PRT (1) – North Sea	17	54	(135)
Deferred income tax	557	640	(241)
Income tax	$931	$476	$(859)
(1) Petroleum Revenue Tax.
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings (loss) before taxes. The reasons for the difference are as follows:

	2018	2017	2016
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Income tax provision at statutory rate	$951	$776	$(287)
Effect on income taxes of:
UK PRT and other taxes	(3)	(67)	(324)
Impact of deductible UK PRT and other taxes on corporate income tax	3	28	131
Foreign and domestic tax rate differentials	6	(43)	(54)
Non-taxable portion of capital gains/losses	142	(86)	(80)
Stock options exercised for common shares	(41)	33	94
Income tax rate and other legislative changes	—	10	(107)
Non-taxable gain on corporate acquisitions	(119)	(63)	—
Revisions arising from prior year tax filings	(136)	(3)	(120)
Change in unrecognized capital loss carryforward asset	142	(86)	(80)
Other	(14)	(23)	(32)
Income tax expense (recovery)	$931	$476	$(859)

The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2018	2017
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$12,885	$12,484
Unrealized risk management activities	33	20
PRT deduction for corporate income tax	1	7
Investments	46	96
Investment in North West Redwater Partnership	414	252
Other	174	—
	13,553	12,859
Deferred income tax assets
Asset retirement obligations	(1,142)	(1,264)
Loss carryforwards	(855)	(523)
Unrealized foreign exchange loss on long-term debt	(104)	(29)
Deferred PRT	(1)	(18)
Other	—	(50)
	(2,102)	(1,884)
Net deferred income tax liability	$11,451	$10,975

Movements in deferred tax assets and liabilities recognized in net earnings (loss) during the year were as follows:

	2018	2017	2016
Property, plant and equipment and exploration and evaluation assets	$281	$541	$37
Timing of partnership items	—	—	(261)
Unrealized foreign exchange (gain) loss on long-term debt	(75)	120	63
Unrealized risk management activities	18	(46)	(44)
Asset retirement obligations	175	(88)	(20)
Loss carryforwards	(61)	48	(221)
Investments	(50)	(2)	38
Investment in North West Redwater Partnership	162	30	81
Deferred PRT	17	54	(135)
PRT deduction for corporate income tax	(7)	(21)	61
Other	97	4	160
	$557	$640	$(241)

The following table summarizes the movements of the net deferred income tax liability during the year:

	2018	2017	2016
Balance – beginning of year	$10,975	$9,073	$9,344
Deferred income tax expense (recovery)	557	640	(241)
Deferred income tax (recovery) expense included in other comprehensive income	(6)	4	(5)
Foreign exchange adjustments	41	(29)	(25)
Business combinations (note 6,7,8)	(116)	1,287	—
Balance – end of year	$11,451	$10,975	$9,073

Current income taxes recognized in each operating segment will vary depending upon available income tax deductions related to the nature, timing and amount of capital expenditures incurred in any particular year.
During 2017, the British Columbia government enacted legislation that increased the provincial corporate income tax rate from 11% to 12% effective January 1, 2018. As a result of this income tax rate increase, the Company's deferred corporate income tax liability was increased by $10 million.
During 2016, the UK government enacted legislation to reduce the supplementary charge on oil and gas profits from 20% to 10% effective January 1, 2016, resulting in a decrease in the Company's deferred corporate income tax liability of $107 million. In addition, the UK government also enacted legislation to reduce the PRT rate from 35% to 0% effective January 1, 2016. Allowable abandonment expenditures eligible for carryback to 2015 and prior taxation years for PRT purposes are still recoverable at a PRT rate of 50%. As a result of these tax changes, the Company’s deferred PRT liability was reduced by $228 million and the deferred corporate income tax liability was increased by $114 million.
The Company files income tax returns in the various jurisdictions in which it operates. These tax returns are subject to periodic examinations in the normal course by the applicable tax authorities. The tax returns as prepared may include filing positions that could be subject to differing interpretations of applicable tax laws and regulations, which may take several years to resolve. The Company does not believe the ultimate resolution of these matters will have a material impact upon the Company’s reported results of operations, financial position or liquidity.
Deferred income tax assets are recognized for temporary differences to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company has not recognized deferred income tax assets with respect to taxable capital loss carryforwards in excess of $1,000 million in North America, which can be carried forward indefinitely and only applied against future taxable capital gains. In addition, the Company has not recognized deferred income tax assets related to North American tax pools of approximately $750 million, which can only be claimed against income from certain oil and gas properties.
Deferred income tax liabilities have not been recognized on the unremitted net earnings of wholly controlled subsidiaries. The Company is able to control the timing and amount of distributions and no taxes are payable on distributions from these subsidiaries provided that the distributions remain within certain limits.